                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD:  November 1, 2004 through January 31, 2005

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

Item 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------
CORPORATE BONDS (85.5%)
                    CONSUMER DISCRETIONARY (27.0%)
$   1,709,000       Accuride Corp.(a)
                    8.500%, 02/01/15                                           $ 1,768,815
    6,137,000       Aztar Corp.(b)
                    7.875%, 06/15/14                                             6,781,385
   10,099,000       Beazer Homes USA, Inc.
                    8.375%, 04/15/12                                            11,134,147
      777,000       CanWest Media, Inc.
                    7.625%, 04/15/13                                               843,045
    3,107,000       Charter Communications, Inc.(b)
                    9.625%, 11/15/09                                             2,547,740
    3,884,000       DEX Media, Inc.(b)
                    8.000%, 11/15/13                                             4,146,170
    4,273,000       DIRECTV Financing Company,
                    Inc.
                    8.375%, 03/15/13                                             4,833,831
    6,192,000  GBP  EMI Group, PLC
                    9.750%, 05/20/08                                            12,833,549
    6,215,000       General Motors Corp.(b)
                    8.250%, 07/15/23                                             6,282,221
    1,554,000       Global Cash Access, L.L.C.(b)
                    8.750%, 03/15/12                                             1,693,860
                    Goodyear Tire & Rubber Company
    6,603,000       7.000%, 03/15/28                                             5,711,595
    3,107,000       7.857%, 08/15/11(b)                                          3,153,605
    3,107,000       Hasbro, Inc.
                    6.600%, 07/15/28                                             3,138,070
    6,195,000       Hovnanian Enterprises, Inc.(b)
                    7.750%, 05/15/13                                             6,737,062
    3,107,000       IMAX Corp.(b)
                    9.625%, 12/01/10                                             3,378,862
    2,331,000       Intrawest Corp.(a)
                    7.500%, 10/15/13                                             2,459,205
    10,876,000      Isle of Capri Casinos, Inc.(b)
                    9.000%, 03/15/12                                            12,058,765
    1,795,000       Jarden Corp.
                    9.750%, 05/01/12                                             1,965,525
    3,321,000       Kellwood Company
                    7.625%, 10/15/17                                             3,653,100
    7,069,000       La Quinta, Corp.
                    8.875%, 03/15/11                                             7,837,754
    2,331,000       Landry's Restaurants, Inc.(a)
                    7.500%, 12/15/14                                             2,284,380
   13,595,000       Mandalay Resort Group
                    10.250%, 08/01/07                                           15,430,325
    6,059,000       NCL Holding, ASA(a)
                    10.625%, 07/15/14                                            6,119,590
    3,496,000       Oxford Industries, Inc.
                    8.875%, 06/01/11                                             3,740,720
    3,884,000       Phillips-Van Heusen Corp.
                    8.125%, 05/01/13                                             4,233,560
    1,554,000       Reader's Digest Association, Inc.
                    6.500%, 03/01/11                                             1,643,355
    2,214,000       RH Donnelley Financial Corp.(a)
                    10.875%, 12/15/12                                            2,601,450
    2,913,000  CAD  Rogers Cable, Inc.(a)
                    7.250%, 12/15/11                                             2,432,880



    PRINCIPAL
     AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------------
  $ 3,496,000  CAD  Rogers Wireless Communications,
                    Inc.(a)
                    7.625%, 12/15/11                                          $  2,947,967
   10,177,000       Royal Caribbean Cruises, Ltd.(b)
                    8.750%, 02/02/11                                            11,983,418
   12,041,000       Russell Corp.
                    9.250%, 05/01/10                                            13,004,280
    7,769,000       Spanish Broadcasting Systems,
                    Inc.
                    9.625%, 11/01/09                                             8,176,873
    3,807,000       Stoneridge, Inc.
                    11.500%, 05/01/12                                            4,397,085
    6,215,000       Time Warner
                    7.625%, 04/15/31                                             7,679,751
    9,866,000       Vail Resorts, Inc.(b)
                    6.750%, 02/15/14                                            10,001,658
                    Warner Music Group(a)
    5,438,000       7.375%, 04/15/14                                             5,709,900
      777,000  GBP  8.125%, 04/15/14                                             1,520,455
    6,603,000       WCI Communities, Inc.
                    7.875%, 10/01/13                                             7,081,718
                                                                               -----------
                                                                               213,947,671
                                                                               -----------


                    CONSUMER STAPLES (8.9%)
    1,554,000       Central Garden & Pet Company
                    9.125%, 02/01/13                                             1,713,285
    3,884,000       Chattem, Inc.
                    7.000%, 03/01/14                                             3,995,665
    3,379,000       Chiquita Brands International,
                    Inc.(a)(b)
                    7.500%, 11/01/14                                             3,446,580
    4,817,000       Del Monte Foods Company
                    8.625%, 12/15/12                                             5,376,976
    4,661,000       DIMON, Inc.(b)
                    7.750%, 06/01/13                                             5,057,185
                    Dole Food Company, Inc.(b)
    6,992,000       7.250%, 06/15/10                                             7,175,540
    3,107,000       8.625%, 05/01/09                                             3,421,584
    9,322,000       Jean Coutu Group, Inc.(a)(b)
                    8.500%, 08/01/14                                             9,345,305
      777,000       Pilgrim's Pride Corp.
                    9.250%, 11/15/13                                               878,010
    4,661,000       Pinnacle Foods Holding(a)(b)
                    8.250%, 12/01/13                                             4,288,120
    4,350,000       Playtex Products, Inc.(b)
                    8.000%, 03/01/11                                             4,763,250
    8,545,000       Rayovac Corp.
                    8.500%, 10/01/13                                             9,207,237
                    Revlon Consumer Products Corp.(e)
      777,000       8.840%, 07/11/05                                               810,994
      777,000       8.520%, 03/14/05                                               810,994
      777,000       8.420%, 02/10/05                                               810,994
      777,000       8.240%, 04/11/05                                               810,994
    7,769,000       Smithfield Foods, Inc.
                    7.750%, 05/15/13                                             8,643,012
                                                                                ----------
                                                                                70,555,725
                                                                                ----------
                    ENERGY (10.7%)
    6,603,000       Chesapeake Energy Corp.
                    6.875%, 01/15/16                                             6,900,135





                See accompanying Notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



    PRINCIPAL
     AMOUNT                                                                          VALUE
 --------------------------------------------------------------------------------------------
   $5,050,000          Comstock Resources, Inc.
                       6.875%, 03/01/12                                          $  5,176,250
    2,331,000          Forest Oil Corp.
                       8.000%, 12/15/11                                             2,654,426
    9,089,000          General Maritime Corp.(b)
                       10.000%, 03/15/13                                           10,429,628
    4,555,000          Giant Industries, Inc.(b)
                       11.000%, 05/15/12                                            5,261,025
    3,574,000          KCS Energy, Inc.
                       7.125%, 04/01/12                                             3,761,635
    5,333,000          Overseas Shipholding Group, Inc.
                       7.500%, 02/15/24                                             5,412,995
    8,778,000          Petroleo Brasileiro, SA
                       8.375%, 12/10/18                                             9,238,845
    3,884,000          Plains All American Pipeline, L.P.
                       7.750%, 10/15/12                                             4,577,212
    4,972,000          Premcor Refining Group Inc.
                       9.500%, 02/01/13(b)                                          5,742,660
    2,117,000          7.500%, 06/15/15                                             2,286,360
    2,331,000          Range Resources Corp.
                       7.375%, 07/15/13                                             2,482,515
    5,438,000          Swift Energy Company
                       9.375%, 05/01/12                                             6,063,370
    4,129,000          Tesoro Petroleum Corp.(b)
                       9.625%, 04/01/12                                             4,717,383
                       Williams Companies, Inc.
    7,769,000          7.750%, 06/15/31                                             8,584,745
    1,554,000          7.500%, 01/15/31(b)                                          1,686,090
                                                                                   ----------
                                                                                   84,975,274
                                                                                   ----------

                       FINANCIALS (2.9%)
    2,331,000          GATX Corp.
                       8.875%, 06/01/09                                             2,690,930
    5,826,000          Leucadia National Corp.(b)
                       7.000%, 08/15/13                                             6,044,475
    8,545,000          LNR Property Corp.
                       7.250%, 10/15/13                                             9,751,981
    1,321,000          Omega Healthcare Investors,
                       Inc.(b)
                       7.000%, 04/01/14                                             1,340,815
    3,030,000          Senior Housing Properties Trust
                       7.875%, 04/15/15                                             3,333,000
                                                                                   ----------
                                                                                   23,161,201
                                                                                   ----------

                       HEALTH CARE (5.4%)
    1,748,000          Alpharma, Inc.(a)
                       8.625%, 05/01/11                                             1,822,290
    3,185,000          Ameripath, Inc.(b)
                       10.500%, 04/01/13                                            3,344,250
    6,564,000          Bausch & Lomb, Inc.
                       7.125%, 08/01/28                                             7,222,829
    2,331,000          Beverly Enterprises, Inc.(a)
                       7.875%, 06/15/14                                             2,622,375
    3,496,000          Elan Corp. PLC(a)
                       7.750%, 11/15/11                                             3,670,800
    3,107,000          MedCath Corp.
                       9.875%, 07/15/12                                             3,355,560
    5,050,000          Quintiles Transnational Corp.
                       10.000%, 10/01/13                                            5,731,750




    PRINCIPAL
     AMOUNT                                                                          VALUE
---------------------------------------------------------------------------------------------
$  6,603,000           Tenet Healthcare Corp.(a)(b)
                       9.250%, 02/01/15                                           $ 6,636,015
   2,331,000           Valeant Pharmaceuticals
                       International(b)
                       7.000%, 12/15/11                                             2,447,550
   5,050,000           Vanguard Health Systems,
                       Inc.(a)(b)
                       9.000%, 10/01/14                                             5,428,750
                                                                                   ----------
                                                                                   42,282,169
                                                                                   ----------
                       INDUSTRIALS (7.8%)
     777,000    EUR    AGCO Corp.
                       6.875%, 04/15/14                                             1,091,355
   1,942,000           Armor Holdings, Inc.
                       8.250%, 08/15/13                                             2,170,185
   5,050,000           General Cable Corp.
                       9.500%, 11/15/10                                             5,706,500
   4,661,000           Hutchison Whampoa, Ltd.(a)(b)
                       6.250%, 01/24/14                                             4,975,995
   2,331,000           Jacuzzi Brands, Inc.
                       9.625%, 07/01/10                                             2,610,720
                       JLG Industries, Inc.(b)
   3,496,000           8.250%, 05/01/08                                             3,688,280
     777,000           8.375%, 06/15/12                                               815,850
   4,972,000           Laidlaw Global Securities, Inc.
                       10.750%, 06/15/11                                            5,742,660
   9,711,000    EUR    Legrand Holding, SA
                       11.000%, 02/15/13                                           15,538,643
   2,641,000           Monitronics International, Inc.
                       11.750%, 09/01/10                                            2,891,895
     858,000           Orbital Sciences Corp.
                       9.000%, 07/15/11                                               965,250
   5,438,000           Shaw Group, Inc.(b)
                       10.750%, 03/15/10                                            6,049,775
   6,992,000           Terex Corp.(b)
                       7.375%, 01/15/14                                             7,376,560
   2,082,000           United Agri Products, Inc.(a)
                       6.250%, 12/15/11                                             2,253,765
                                                                                   ----------
                                                                                   61,877,433
                                                                                   ----------

                       INFORMATION TECHNOLOGY (8.0%)
   5,050,000           Advanced Micro Devices,
                       Inc.(a)(b)
                       7.750%, 11/01/12                                             5,062,625
   6,992,000           Avnet, Inc.(b)
                       9.750%, 02/15/08                                             8,023,320
   3,107,000           Celestica, Inc.
                       7.875%, 07/01/11                                             3,254,582
   1,165,000           Communications & Power
                       Industries Holding Corp.
                       8.000%, 02/01/12                                             1,223,250
   3,884,000           Flextronics International, Ltd.(b)
                       6.500%, 05/15/13                                             3,951,970
   3,884,000           Freescale Semiconductor, Inc.(b)
                       7.125%, 07/15/14                                             4,209,285
                       Iron Mountain, Inc.
   3,884,000    GBP    7.250%, 04/15/14(a)                                          6,995,954
   1,554,000           6.625%, 01/01/16                                             1,472,415
                       Lucent Technologies, Inc.
   3,418,000           6.500%, 01/15/28                                             3,059,110





                See accompanying Notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                         VALUE
-------------------------------------------------------------------------------------------
  $1,631,000         6.450%, 03/15/29(b)                                      $   1,463,823
   8,118,000         Sanmina-Sci Corp.(b)
                     10.375%, 01/15/10                                            9,254,520
   1,554,000         Stratus Technologies, Inc.
                     10.375%, 12/01/08                                            1,484,070
                     Xerox Corp.(b)
   7,380,000         8.000%, 02/01/27                                             7,730,550
   5,438,000         7.625%, 06/15/13                                             5,886,635
                                                                                -----------
                                                                                 63,072,109
                                                                                -----------
                     MATERIALS (13.2%)
   6,215,000         AK Steel Holding Corp.(b)
                     7.750%, 06/15/12                                             6,416,987
   4,661,000         Arch Western Finance, LLC
                     6.750%, 07/01/13                                             4,777,525
   6,992,000         Buckeye Technologies, Inc.
                     8.500%, 10/01/13                                             7,551,360
   3,884,000         Equistar Chemicals, LP(b)
                     10.625%, 05/01/11                                            4,486,020
   6,658,000         Freeport-McMoRan Copper &
                     Gold, Inc.
                     10.125%, 02/01/10                                            7,556,830
  13,207,000         Georgia-Pacific Corp.(b)
                     8.125%, 05/15/11                                            15,254,085
   4,661,000         Graham Packaging Holdings
                     Company(a)(b)
                     9.875%, 10/15/14                                             4,905,702
   1,864,000         IMCO Recycling, Inc.
                     10.375%, 10/15/10                                            2,106,320
   5,791,000         IPSCO, Inc.
                     8.750%, 06/01/13                                             6,572,785
   2,804,000         Ispat Inland ULC(b)
                     9.750%, 04/01/14                                             3,469,950
   1,554,000         Neenah Paper, Inc.(a)
                     7.375%, 11/15/14                                             1,569,540
   2,136,000         Novelis, Inc.(a)
                     7.250%, 02/15/15                                             2,178,720
   6,992,000         Polyone Corp.(b)
                     10.625%, 05/15/10                                            7,831,040
   3,496,000         Pope & Talbot, Inc.
                     8.375%, 06/01/13                                             3,705,760
   6,215,000         Sealed Air Corp.(a)
                     6.875%, 07/15/33                                             6,911,279
                     Steel Dynamics, Inc.
   2,331,000         9.500%, 03/15/09(b)                                          2,564,100
   1,554,000         9.500%, 03/15/09                                             1,709,400
   6,564,000         Texas Industries, Inc.
                     10.250%, 06/15/11                                            7,647,060
                     Union Carbide Corp.(b)
   3,107,000         7.500%, 06/01/25                                             3,239,048
   2,408,000         7.875%, 04/01/23                                             2,576,560
   1,554,000         6.700%, 04/01/09                                             1,651,125
                                                                                -----------
                                                                                104,681,196
                                                                                -----------

                     TELECOMMUNICATION SERVICES (1.3%)
   1,554,000         IPCS Escrow Company
                     11.500%, 05/01/12                                            1,783,215
   7,769,000         Nextel Communications, Inc.
                     7.375%, 08/01/15                                             8,604,168
                                                                                -----------
                                                                                 10,387,383
                                                                                -----------




        PRINCIPAL
         AMOUNT                                                                    VALUE
-------------------------------------------------------------------------------------------
                           UTILITIES (0.3%)
$          1,824,000       NRG Energy, Inc.(a)(b)
                           8.000%, 12/15/13                                    $  1,974,480
                                                                                -----------
                           TOTAL CORPORATE
                           BONDS
                           (Cost $626,794,545)                                  676,914,641
                                                                                -----------

CONVERTIBLE BONDS (6.2%)

                           CONSUMER DISCRETIONARY (0.6%)
           5,625,000       General Motors Corp.(d)
                           5.250%, 03/06/32                                       4,995,000
                                                                                -----------
                           FINANCIALS (0.8%)
           5,700,000       Assurant, Inc.(a)
                           7.750%, 01/26/08                                       5,985,000
                                                                                -----------

                           INFORMATION TECHNOLOGY (4.8%)
           5,500,000       Advanced Micro Devices,
                           Inc.(b)(e)
                           4.750%, 02/01/22                                       5,596,250
           6,500,000       ASML Holding, NV
                           5.750%, 10/15/06                                       7,280,175
          12,000,000       Corning, Inc.(b)
                           4.875%, 03/01/08                                      12,480,000
           4,000,000       Lucent Technologies, Inc.
                           2.750%, 06/15/25                                       5,260,000
           7,562,000       Richardson Electronics, Ltd.
                           8.250%, 06/15/06                                       7,647,072
                                                                                -----------
                                                                                 38,263,497
                                                                                -----------

                           TOTAL CONVERTIBLE
                           BONDS
                           (Cost $45,904,020)                                    49,243,497
                                                                                -----------

SYNTHETIC CONVERTIBLE SECURITIES (28.9%)

                           CORPORATE BONDS (24.6%)
                           CONSUMER DISCRETIONARY (7.8%)
             491,000       Accuride Corp.(a)
                           8.500%, 02/01/15                                         508,185
           1,763,000       Aztar Corp.(b)
                           7.875%, 06/15/14                                       1,948,115
           2,901,000       Beazer Homes USA, Inc.
                           8.375%, 04/15/12                                       3,198,352
             223,000       CanWest Media, Inc.
                           7.625%, 04/15/13                                         241,955
             893,000       Charter Communications, Inc.(b)
                           9.625%, 11/15/09                                         732,260
           1,116,000       DEX Media, Inc.(b)
                           8.000%, 11/15/13                                       1,191,330
           1,227,000       DIRECTV Financing Company,
                           Inc.
                           8.375%, 03/15/13                                       1,388,044
           1,778,000  GBP  EMI Group, PLC
                           9.750%, 05/20/08                                       3,685,086
           1,785,000       General Motors Corp.(b)
                           8.250%, 07/15/23                                       1,804,307
             446,000       Global Cash Access, L.L.C.(b)

                           8.750%, 03/15/12                                         486,140
                           Goodyear Tire & Rubber Company
           1,897,000       7.000%, 03/15/28                                       1,640,905
             893,000       7.857%, 08/15/11(b)                                      906,395



                See accompanying Notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

       PRINCIPAL
         AMOUNT                                                                   VALUE
----------------------------------------------------------------------------------------------
   $  893,000       Hasbro, Inc.
                    6.600%, 07/15/28                                              $   901,930
    1,780,000       Hovnanian Enterprises, Inc.(b)
                    7.750%, 05/15/13                                                1,935,750
      893,000       IMAX Corp.(b)
                    9.625%, 12/01/10                                                  971,137
      669,000       Intrawest Corp.(a)
                    7.500%, 10/15/13                                                  705,795
    3,124,000       Isle of Capri Casinos, Inc.(b)
                    9.000%, 03/15/12                                                3,463,735
      515,000       Jarden Corp.
                    9.750%, 05/01/12                                                  563,925
      954,000       Kellwood Company
                    7.625%, 10/15/17                                                1,049,400
    2,031,000       La Quinta, Corp.
                    8.875%, 03/15/11                                                2,251,871
      669,000       Landry's Restaurants, Inc.(a)
                    7.500%, 12/15/14                                                  655,620
    3,905,000       Mandalay Resort Group
                    10.250%, 08/01/07                                               4,432,175
    1,741,000       NCL Holding, ASA(a)
                    10.625%, 07/15/14                                               1,758,410
    1,004,000       Oxford Industries, Inc.
                    8.875%, 06/01/11                                                1,074,280
    1,116,000       Phillips-Van Heusen Corp.
                    8.125%, 05/01/13                                                1,216,440
      446,000       Reader's Digest Association, Inc.
                    6.500%, 03/01/11                                                  471,645
      636,000       RH Donnelley Financial Corp.(a)
                    10.875%, 12/15/12                                                 747,300
      837,000 CAD   Rogers Cable, Inc.(a)
                    7.250%, 12/15/11                                                  699,046
    1,004,000 CAD   Rogers Wireless Communications,
                    Inc.(a)
                    7.625%, 12/15/11                                                  846,613
    2,923,000       Royal Caribbean Cruises, Ltd.(b)
                    8.750%, 02/02/11                                                3,441,832
    3,459,000       Russell Corp.
                    9.250%, 05/01/10                                                3,735,720
    2,231,000       Spanish Broadcasting Systems, Inc.
                    9.625%, 11/01/09                                                2,348,127
    1,093,000       Stoneridge, Inc.
                    11.500%, 05/01/12                                               1,262,415
    1,785,000       Time Warner
                    7.625%, 04/15/31                                                2,205,689
    2,834,000       Vail Resorts, Inc.(b)
                    6.750%, 02/15/14                                                2,872,968
                    Warner Music Group(a)
    1,562,000       7.375%, 04/15/14                                                1,640,100
      223,000 GBP   8.125%, 04/15/14                                                  436,372
    1,897,000       WCI Communities, Inc.
                    7.875%, 10/01/13                                                2,034,533
                                                                                   ----------
                                                                                   61,453,902
                                                                                   ----------

                    CONSUMER STAPLES (2.6%)
      446,000       Central Garden & Pet Company
                    9.125%, 02/01/13                                                  491,715
    1,116,000       Chattem, Inc.
                    7.000%, 03/01/14                                                1,148,085



       PRINCIPAL
        AMOUNT                                                                       VALUE
---------------------------------------------------------------------------------------------
  $   971,000       Chiquita Brands International,
                    Inc.(a)(b)
                    7.500%, 11/01/14                                             $    990,420
    1,383,000       Del Monte Foods Company
                    8.625%, 12/15/12                                                1,543,774
    1,339,000       DIMON, Inc.(b)
                    7.750%, 06/01/13                                                1,452,815
                    Dole Food Company, Inc.(b)
    2,008,000       7.250%, 06/15/10                                                2,060,710
      893,000       8.625%, 05/01/09                                                  983,416
    2,678,000       Jean Coutu Group, Inc.(a)(b)
                    8.500%, 08/01/14                                                2,684,695
      223,000       Pilgrim's Pride Corp.
                    9.250%, 11/15/13                                                  251,990
    1,339,000       Pinnacle Foods Holding(a)(b)
                    8.250%, 12/01/13                                                1,231,880
    1,250,000       Playtex Products, Inc.(b)
                    8.000%, 03/01/11                                                1,368,750
    2,455,000       Rayovac Corp.
                    8.500%, 10/01/13                                                2,645,263
                    Revlon Consumer Products Corp.(e)
      223,000       8.840%, 07/11/05                                                  232,756
      223,000       8.520%, 03/14/05                                                  232,756
      223,000       8.420%, 02/10/05                                                  232,756
      223,000       8.240%, 04/11/05                                                  232,756
    2,231,000       Smithfield Foods, Inc.
                    7.750%, 05/15/13                                                2,481,988
                                                                                  -----------
                                                                                   20,266,525
                                                                                  -----------

                    ENERGY (3.1%)
    1,897,000       Chesapeake Energy Corp.
                    6.875%, 01/15/16                                                1,982,365
    1,450,000       Comstock Resources, Inc.
                    6.875%, 03/01/12                                                1,486,250
      669,000       Forest Oil Corp.
                    8.000%, 12/15/11                                                  761,824
    2,611,000       General Maritime Corp.(b)
                    10.000%, 03/15/13                                               2,996,122
    1,308,000       Giant Industries, Inc.(b)
                    11.000%, 05/15/12                                               1,510,740
    1,026,000       KCS Energy, Inc.
                    7.125%, 04/01/12                                                1,079,865
    1,532,000       Overseas Shipholding Group, Inc.
                    7.500%, 02/15/24                                                1,554,980
    2,522,000       Petroleo Brasileiro, SA
                    8.375%, 12/10/18                                                2,654,405
    1,116,000       Plains All American Pipeline, L.P.
                    7.750%, 10/15/12                                                1,315,183
    1,428,000       Premcor Refining Group Inc.
                    9.500%, 02/01/13(b)                                             1,649,340
      608,000       7.500%, 06/15/15                                                  656,640
      669,000       Range Resources Corp.
                    7.375%, 07/15/13                                                  712,485
    1,562,000       Swift Energy Company
                    9.375%, 05/01/12                                                1,741,630
    1,186,000       Tesoro Petroleum Corp.(b)
                    9.625%, 04/01/12                                                1,355,005
                    Williams Companies, Inc.
    2,231,000       7.750%, 06/15/31                                                2,465,255




                See accompanying Notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

           PRINCIPAL
             AMOUNT                                                                  VALUE
---------------------------------------------------------------------------------------------------
   $         446,000       7.500%, 01/15/31(b)                                 $        483,910
                                                                               ----------------
                                                                                     24,405,999
                                                                               ----------------

                           FINANCIALS (0.8%)
             669,000       GATX Corp.
                           8.875%, 06/01/09                                             772,300
           1,674,000       Leucadia National Corp.(b)
                           7.000%, 08/15/13                                           1,736,775
           2,455,000       LNR Property Corp.
                           7.250%, 10/15/13                                           2,801,769
             379,000       Omega Healthcare Investors,
                           Inc.(b)
                           7.000%, 04/01/14                                             384,685
             870,000       Senior Housing Properties Trust
                           7.875%, 04/15/15                                             957,000
                                                                               ----------------
                                                                                      6,652,529
                                                                               ----------------
                           HEALTH CARE (1.5%)
             502,000       Alpharma, Inc.(a)
                           8.625%, 05/01/11                                             523,335
             915,000       Ameripath, Inc.(b)
                           10.500%, 04/01/13                                            960,750
           1,886,000       Bausch & Lomb, Inc.
                           7.125%, 08/01/28                                           2,075,298
             669,000       Beverly Enterprises, Inc.(a)
                           7.875%, 06/15/14                                             752,625
           1,004,000       Elan Corp. PLC(a)
                           7.750%, 11/15/11                                           1,054,200
             893,000       MedCath Corp.
                           9.875%, 07/15/12                                             964,440
           1,450,000       Quintiles Transnational Corp.
                           10.000%, 10/01/13                                          1,645,750
           1,897,000       Tenet Healthcare Corp.(a)(b)
                           9.250%, 02/01/15                                           1,906,485
             669,000       Valeant Pharmaceuticals
                           International(b)
                           7.000%, 12/15/11                                             702,450
           1,450,000       Vanguard Health Systems,
                           Inc.(a)(b)
                           9.000%, 10/01/14                                           1,558,750
                                                                               ----------------
                                                                                     12,144,083
                                                                               ----------------

                           INDUSTRIALS (2.2%)
             223,000  EUR  AGCO Corp.
                           6.875%, 04/15/14                                             313,220
             558,000       Armor Holdings, Inc.
                           8.250%, 08/15/13                                             623,565
           1,450,000       General Cable Corp.
                           9.500%, 11/15/10                                           1,638,500
           1,339,000       Hutchison Whampoa, Ltd.(a)(b)
                           6.250%, 01/24/14                                           1,429,491
             669,000       Jacuzzi Brands, Inc.
                           9.625%, 07/01/10                                             749,280
                           JLG Industries, Inc.(b)
           1,004,000       8.250%, 05/01/08                                           1,059,220
             223,000       8.375%, 06/15/12                                             234,150
           1,428,000       Laidlaw Global Securities, Inc.
                           10.750%, 06/15/11                                          1,649,340
           2,789,000  EUR  Legrand Holding, SA
                           11.000%, 02/15/13                                          4,462,700



        PRINCIPAL
         AMOUNT                                                                      VALUE
---------------------------------------------------------------               -----------------
   $      759,000       Monitronics International, Inc.
                        11.750%, 09/01/10                                     $        831,105
          247,000       Orbital Sciences Corp.
                        9.000%, 07/15/11                                               277,875
        1,562,000       Shaw Group, Inc.(b)
                        10.750%, 03/15/10                                            1,737,725
        2,008,000       Terex Corp.(b)
                        7.375%, 01/15/14                                             2,118,440
          598,000       United Agri Products, Inc.(a)
                        8.250%, 12/15/11                                               647,335
                                                                                    ----------
                                                                                    17,771,946
                                                                                    ----------

                        INFORMATION TECHNOLOGY (2.3%)

        1,450,000       Advanced Micro Devices,
                        Inc.(a)(b)
                        7.750%, 11/01/12                                             1,453,625
        2,008,000       Avnet, Inc.(b)
                        9.750%, 02/15/08                                             2,304,180
          893,000       Celestica, Inc.
                        7.875%, 07/01/11                                               935,417
          335,000       Communications & Power
                        Industries Holding Corp.
                        8.000%, 02/01/12                                               351,750
        1,116,000       Flextronics International, Ltd.(b)
                        6.500%, 05/15/13                                             1,135,530
        1,116,000       Freescale Semiconductor, Inc.(b)
                        7.125%, 07/15/14                                             1,209,465
                        Iron Mountain, Inc.
        1,116,000  GBP  7.250%, 04/15/14(a)                                          2,010,166
          446,000       6.625%, 01/01/16                                               422,585
                        Lucent Technologies, Inc.
          982,000       6.500%, 01/15/28                                               878,890
          469,000       6.450%, 03/15/29(b)                                            420,928
        2,332,000       Sanmina-Sci Corp.(b)
                        10.375%, 01/15/10                                            2,658,480
          446,000       Stratus Technologies, Inc.
                        10.375%, 12/01/08                                              425,930
                        Xerox Corp.(b)
        2,120,000       8.000%, 02/01/27                                             2,220,700
        1,562,000       7.625%, 06/15/13                                             1,690,865
                                                                                    ----------
                                                                                    18,118,511
                                                                                    ----------

                        MATERIALS (3.8%)
        1,785,000       AK Steel Holding Corp.(b)
                        7.750%, 06/15/12                                             1,843,012
        1,339,000       Arch Western Finance, LLC
                        6.750%, 07/01/13                                             1,372,475
        2,008,000       Buckeye Technologies, Inc.
                        8.500%, 10/01/13                                             2,168,640
        1,116,000       Equistar Chemicals, LP(b)
                        10.625%, 05/01/11                                            1,288,980
        1,912,000       Freeport-McMoRan Copper &
                        Gold, Inc.
                        10.125%, 02/01/10                                            2,170,120
        3,793,000       Georgia-Pacific Corp.(b)
                        8.125%, 05/15/11                                             4,380,915
        1,339,000       Graham Packaging Holdings
                        Company(a)(b)
                        9.875%, 10/15/14                                             1,409,297



                See accompanying Notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND



SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                                    VALUE
----------------------------------------------------------------------------------------------------------
$    536,000         IMCO Recycling, Inc.
                     10.375%, 10/15/10                                                   $         605,680
   1,664,000         IPSCO, Inc.
                     8.750%, 06/01/13                                                            1,888,640
     805,000         Ispat Inland ULC(b)
                     9.750%, 04/01/14                                                              996,188
     446,000         Neenah Paper, Inc.(a)
                     7.375%, 11/15/14                                                              450,460
     614,000         Novelis, Inc.(a)
                     7.250%, 02/15/15                                                              626,280
   2,008,000         Polyone Corp.(b)
                     10.625%, 05/15/10                                                           2,248,960
   1,004,000         Pope & Talbot, Inc.
                     8.375%, 06/01/13                                                            1,064,240
   1,785,000         Sealed Air Corp.(a)
                     6.875%, 07/15/33                                                            1,984,977
                     Steel Dynamics, Inc.
     669,000         9.500%, 03/15/09(b)                                                           735,900
     446,000         9.500%, 03/15/09                                                              490,600
   1,886,000         Texas Industries, Inc.
                     10.250%, 06/15/11                                                           2,197,190
                     Union Carbide Corp.(b)
     893,000         7.500%, 06/01/25                                                              930,953
     692,000         7.875%, 04/01/23                                                              740,440
     446,000         6.700%, 04/01/09                                                              473,875
                                                                                         -----------------
                                                                                                30,067,822
                                                                                         -----------------
                     TELECOMMUNICATION SERVICES (0.4%)
     446,000         IPCS Escrow Company
                     11.500%, 05/01/12                                                             511,785
   2,231,000         Nextel Communications, Inc.
                     7.375%, 08/01/15                                                            2,470,832
                                                                                         -----------------
                                                                                                 2,982,617
                                                                                         -----------------
                     UTILITIES (0.1%)
     524,000         NRG Energy, Inc.(a)(b)
                     8.000%, 12/15/13                                                              567,230
                                                                                         -----------------
                              TOTAL CORPORATE BONDS                                            194,431,164
                                                                                         -----------------



    NUMBER OF
    CONTRACTS                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                     OPTIONS (4.3%)
                     CONSUMER DISCRETIONARY (1.8%)
       2,000         Carnival Corp.(c)
                     Call, 01/20/07, Strike 60.00                                                1,470,000
         750         eBay, Inc.(c)
                     Call, 01/20/07, Strike 110.00                                                 772,500
       2,650         Home Depot, Inc.(c)
                     Call, 01/20/07, Strike 40.00                                                1,590,000
       1,700         International Game Technology(c)
                     Call, 01/20/07, Strike 35.00                                                  680,000
       1,300         J.C. Penney Company, Inc.(c)
                     Call, 01/21/06, Strike 40.00                                                  799,500
       3,800         Metro-Goldwyn-Mayer, Inc.(c)
                     Call, 01/21/06, Strike 9.50                                                   997,500
       1,400         Nike, Inc.(c)
                     Call, 01/20/07, Strike 80.00                                                2,135,000
       1,500         Nordstrom, Inc.(c)
                     Call, 01/21/06, Strike 40.00                                                1,620,000



   NUMBER OF
   CONTRACTS                                                                                    VALUE
----------------------------------------------------------------------------------------------------------
       1,800           Starbucks Corp.(c)
                       Call, 01/20/07, Strike 55.00                                      $       1,710,000
       2,250           YUM! Brands, Inc.(c)
                       Call, 01/20/07, Strike 40.00                                              2,328,750
                                                                                         -----------------
                                                                                                14,103,250
                                                                                         -----------------
                       CONSUMER STAPLES (0.5%)
       1,400           Avon Products, Inc.(c)
                       Call, 01/20/07, Strike 45.00                                                672,000
       1,300           Constellation Brands, Inc.(c)
                       Call, 01/20/07, Strike 35.00                                              2,626,000
       1,800           Sara Lee Corp.(c)
                       Call, 01/20/07, Strike 22.50                                                441,000
                                                                                         -----------------
                                                                                                 3,739,000
                                                                                         -----------------
                       ENERGY (0.6%)
       2,300           Apache Corp.(c)
                       Call, 01/21/06, Strike 45.00                                              2,840,500
       2,500           Transocean, Inc.(c)
                       Call, 01/21/06, Strike 40.00                                              2,150,000
                                                                                         -----------------
                                                                                                 4,990,500
                                                                                         -----------------
                       HEALTH CARE (0.6%)
       1,400           Bausch & Lomb, Inc.(c)
                       Call, 01/21/06, Strike 60.00                                              2,198,000
       1,500           Guidant Corp.(c)
                       Call, 01/21/06, Strike 70.00                                                967,500
         800           UnitedHealth Group, Inc.(c)
                       Call, 01/20/07, Strike 85.00                                              1,380,000
                                                                                         -----------------
                                                                                                 4,545,500
                                                                                         -----------------
                       INDUSTRIALS (0.1%)
       1,950           American Standard Companies,
                       Inc.(c)
                       Call, 01/21/06, Strike 36.63                                              1,179,750
                                                                                         -----------------
                       INFORMATION TECHNOLOGY (0.7%)
         900           Apple Computer, Inc.(c)
                       Call, 01/20/07, Strike 75.00                                              1,854,000
         450           Electronic Arts, Inc.(c)
                       Call, 01/20/07, Strike 50.00                                                900,000
       4,200           Motorola, Inc.(c)
                       Call, 01/21/06, Strike 20.00                                                546,000
       4,400           Nokia Corp.(c)
                       Call, 01/20/07, Strike 15.00                                              1,122,000
       1,800           QUALCOMM, Inc.(c)
                       Call, 01/20/07, Strike 37.50                                              1,332,000
                                                                                         -----------------
                                                                                                 5,754,000
                                                                                         -----------------
                       TOTAL OPTIONS                                                            34,312,000
                                                                                         -----------------
                       TOTAL SYNTHETIC
                       CONVERTIBLE
                       SECURITIES
                       (Cost $209,964,589)                                                     228,743,164
                                                                                         -----------------




              NUMBER OF
               SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (23.8%)

                       CONSUMER DISCRETIONARY (3.2%)
       511,000         Ford Motor Company Capital
                       Trust II
                       6.500%                                                                   25,539,780
                                                                                         -----------------

                See accompanying Notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

              NUMBER OF
               SHARES                                                         VALUE
------------------------------------------------------------------------------------------
                           CONSUMER STAPLES (2.9%)
              935,500      Albertson's, Inc.
                           7.250%                                    $         22,788,780
                                                                     --------------------

                           FINANCIALS (5.7%)
              135,500      Capital One Financial Corp.(b)
                           6.250%                                               7,235,700
              465,000      Lehman Brothers Holdings, Inc.
                           6.250%                                              13,066,500
              650,000      National Australia Bank, Ltd.
                           7.875%                                              25,090,000
                                                                     --------------------
                                                                               45,392,200
                                                                     --------------------

                           HEALTH CARE (0.3%)
               50,000      Baxter International, Inc.(b)
                           7.000%                                               2,730,000
                                                                     --------------------

                           INDUSTRIALS (2.7%)
            2,500,000 GBP  BAE Systems, PLC
                           7.750%                                               6,239,398
              179,000      Cummins, Inc.
                           7.000%                                              15,192,625
                                                                     --------------------
                                                                               21,432,023
                                                                     --------------------

                           INFORMATION TECHNOLOGY (1.7%)
              235,000      Pioneer-Standard Financial Trust
                           6.750%                                              13,101,250
                                                                     --------------------

                           TELECOMMUNICATION SERVICES (2.1%)
              330,000      ALLTEL Corp.
                           7.750%                                              16,582,500
                                                                     --------------------

                           UTILITIES (5.2%)
              410,000      AES Corp. Trust III
                           6.750%                                              19,721,000
              350,000      CenterPoint Energy, Inc.(e)
                           2.000%                                              12,817,700

              140,000      TXU Corp.
                           8.125%                                               8,414,000
                                                                     --------------------
                                                                               40,952,700
                                                                     --------------------
                           TOTAL CONVERTIBLE
                           PREFERRED STOCKS
                           (Cost $157,260,636)                                188,519,233
                                                                     --------------------



            PRINCIPAL
             AMOUNT                                                          VALUE
------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENT (0.5%)
    $       4,257,000      Exxon Mobil Corporation
                           2.300%, 02/01/05                                    4,257,000
                                                                     -------------------

                           TOTAL SHORT-TERM
                           INVESTMENT
                           (Cost $4,257,000)                                   4,257,000
                                                                     -------------------




   NUMBER OF
     SHARES                                                                   VALUE
-------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (24.1%)
  $ 190,391,869            Bank of New York Institutional
                           Cash Reserve Fund
                           current rate 2.519%                          $      190,391,869
                                                                        ------------------

                           TOTAL INVESTMENT OF
                           CASH COLLATERAL
                           FOR SECURITIES ON
                           LOAN
                           (Cost $190,391,869)                                 190,391,869
                                                                        ------------------

TOTAL INVESTMENTS (169.0%)
(Cost $1,234,572,659)                                                        1,338,069,404
                                                                        ------------------

PAYABLE UPON RETURN OF SECURITIES ON LOAN
(-24.1%)                                                                     (190,391,869)
                                                                        ------------------

OTHER ASSETS, LESS LIABILITIES
(3.6%)                                                                         28,281,457
                                                                        ------------------

PREFERRED SHARES AT REDEMPTION
VALUE INCLUDING DIVIDENDS PAYABLE
(-48.5%)                                                                     (384,288,292)
                                                                        ------------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                                   $      791,670,700
                                                                        ------------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.


(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2005 the market value of 144A securities that could not be exchanged to the registered form were $133,847,879 or 16.9 % of net assets applicable to common shareholders of the Fund.
(b) Security, or portion of security, is on loan.
(c) Non-Income producing security.
(d) Security is purchased at a price that takes into account the value, if any, of accrued but unpaid interest.
(e) Variable Rate Security. The interest rate shown is the rate in effect at January 31,2005.

FOREIGN CURRENCY ABBREVIATIONS
CAD       Canadian Dollar
EUR       European Monetary Unit
GBP       British Pound Sterling





                See accompanying Notes to Schedule of Investments

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

 When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the closed of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

 Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgement involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

 INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

 FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the spot market rate of exchange at the date of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

 OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

 When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of January 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences. The cost basis of investments for Federal income tax purposes at January 31, 2005 was as follows:


Cost basis of investments                                       $ 1,239,487,385
                                                                ---------------
Gross unrealized appreciation                                   $   108,276,468
Gross unrealized depreciation                                        (9,694,449)
                                                                ---------------
Net unrealized appreciation (depreciation)                      $    98,582,019
                                                                ===============

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 3

SYNTHETIC CONVERTIBLE SECURITIES. The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

 The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 4

PREFERRED SHARES. There are unlimited shares of Auction Market Preferred Shares
 ("Preferred Shares") authorized. The Preferred Shares have rights as determined by Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

 Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.85% to 2.70% for the year ended January 31, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

 The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

 The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

NOTE 5

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the preferred shares. Details of the swap agreements outstanding as of January 31, 2005 were as follows:


                                                                                             UNREALIZED
                       TERMINATION            NOTIONAL       FIXED RATE    FLOATING RATE    APPRECIATION
   COUNTERPARTY           DATE              AMOUNT (000)     (FUND PAYS)  (FUND RECEIVES)  (DEPRECIATION)
  --------------    ----------------        ------------     -----------  ---------------  --------------

   Merrill Lynch      July 3, 2006            $ 65,000          1.91%      1 month LIBOR     $ 1,335,284
   Merrill Lynch      July 3, 2007              65,000          2.33%      1 month LIBOR       1,983,180
   Merrill Lynch      July 3, 2008              70,000          2.69%      1 month LIBOR       2,506,880
   Merrill Lynch    November 28, 2006           60,000          2.82%      1 month LIBOR         710,740
   Merrill Lynch    November 28, 2007           60,000          3.26%      1 month LIBOR         714,519
   Merrill Lynch    November 28, 2008           60,000          3.60%      1 month LIBOR         534,833
                                                                                             -----------
                                                                                             $ 7,785,436
                                                                                             ===========




NOTE 6

SECURITIES LENDING. During the period ended January 31, 2005, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors, LLC and the security lending agent will monitor the creditworthiness of the firms to which each Fund lends securities. At January 31, 2005 the Fund had securities valued at $185,974,201 on loan to broker-dealers and banks and had $190,391,869 in cash collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  March 24, 2005

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  March 24, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  March 24, 2005

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  March 24, 2005